FINANCIAL INSTRUMENTS - Marketable Securities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Financial Instruments [Abstract]
Proceeds from sale of marketable securities	$ 7.4	$ 0.0	$ 7.7	$ 0.1
Acquisition date fair value of marketable securities sold	(2.3)	0.0	(2.4)	(2.1)
Gain (loss) on sale of marketable securities recorded in OCI	$ 5.1	$ 0.0	$ 5.3	$ (2.0)